Leases (Tables)	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
Schedule of Future Maturity of Lease Liabilities	As of September 30, 2023, the future maturity of lease liabilities is as follows:
For the years ended September 30,	Operating Leases
2024	$85,732
2025	85,732
2026	30,108
Total undiscounted cash flows	201,572
Less: imputed interest	1,188
Present value of lease liabilities	200,384
Less: current portion	99,055
Non-current lease liabilities	$101,329